LVIP Managed Risk Profile 2010 Fund

LVIP Managed Risk Profile 2020 Fund

LVIP Managed Risk Profile 2030 Fund

LVIP Managed Risk Profile 2040 Fund

LVIP Managed Risk Profile 2050 Fund

LVIP Managed Risk American Balanced Allocation Fund

LVIP Managed Risk American Growth Allocation Fund

LVIP Managed Risk Profile Moderate Fund

LVIP Managed Risk Profile Growth Fund

Supplement

dated November 18, 2014

to

Summary Prospectus and Prospectus,

each dated May 1, 2014

Each fund named in the shaded caption above is referenced in this Supplement as a "Fund."

This Supplement updates certain information in the Summary Prospectus and Prospectus of each Fund. You may obtain copies of any Fund's Summary Prospectus or Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN or by visiting our website at www.LincolnFinancial.com/lvip.

Please keep this Supplement with your Summary Prospectus or Prospectus and other important records.

Within the "Fund Performance" section of each Fund's Summary Prospectus and Prospectus certain information relating to Average Annual Total Returns of the Wilshire 5000 Total Market IndexSM (the "Wilshire 5000") for periods ended 12/31/13 is incorrect.

•	In the Summary Prospectuses and Prospectuses for LVIP Managed Risk Profile 2010 Fund, LVIP Managed Risk Profile 2020 Fund, LVIP Managed Risk Profile 2030 Fund, LVIP Managed Risk Profile 2040 Fund, LVIP Managed Risk Profile Moderate Fund, and LVIP Managed Risk Profile Growth Fund, the following performance should have been presented with respect to the Wilshire 5000 for the 1-year and 5-year periods:

	Average Annual Total Returns For periods ended 12/31/13
	1 year	5 years
Wilshire 5000 Total Market IndexSM (reflects no deductions for fees, expenses, or taxes)	33.06%	18.58%

•	In the Summary Prospectuses and Prospectuses for LVIP Managed Risk Profile 2050 Fund, LVIP Managed Risk American Balanced Allocation Fund, and LVIP Managed Risk American Growth Allocation Fund, the following performance should have been presented with respect to the Wilshire 5000 for the 1-year period:

Average Annual Total Returns For periods ended 12/31/13
1 year
Wilshire 5000 Total Market IndexSM (reflects no deductions for fees, expenses, or taxes)	33.06%

The "Lifetime Since Inception" Average Annual Total Return for the period ended 12/31/13 presented for the Wilshire 5000 in each Fund's Summary Prospectus and Prospectus is correct.